[logo] PIONEER Investments(R)






                                  March 6, 2008


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

        Re:  Pioneer Mid Cap Value Fund (the "Fund")
                (File Nos. 33-34801 and 811-06106)
                CIK No. 0000863334

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, Class R shares, and Class Y shares that would have been filed under paragraph (c)of Rule 497, do not differ from those contained in Post-Effective Amendment No. 28 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on February 28, 2008 (Accession No. 0000863334-08-000005).

        If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

                                Very truly yours,



                               /s/ Kate Alexander
                                 Kate Alexander
                                Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


"Member of the UniCredito Italiano Banking Group, Register of Banking Groups."